BROOKSTONE DIVIDEND STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited)
February 28, 2025

Shares		Fair Value
	COMMON STOCKS — 99.8%
	ASSET MANAGEMENT - 3.3%
28,559	T Rowe Price Group, Inc.	$ 3,019,257

	AUTOMOTIVE - 3.3%
315,535	Ford Motor Company	3,013,359

	BANKING - 10.5%
214,855	Huntington Bancshares, Inc.	3,538,661
66,140	Truist Financial Corporation	3,065,589
65,224	US Bancorp	3,059,006
		9,663,256
	BIOTECH & PHARMA - 3.4%
27,198	Gilead Sciences, Inc.	3,109,003

	CHEMICALS - 6.2%
77,338	Dow, Inc.	2,947,351
73,575	FMC Corporation	2,714,918
		5,662,269
	CONTAINERS & PACKAGING - 0.0%(a)
194	International Paper Company	10,932

	ELECTRIC UTILITIES - 19.4%
28,530	American Electric Power Company, Inc.	3,025,607
52,704	Dominion Energy, Inc.	2,984,100
26,174	Duke Energy Corporation	3,075,184
49,198	Edison International	2,678,339
126	Entergy Corporation	11,001
47,544	Eversource Energy	2,995,747
29,115	WEC Energy Group, Inc.	3,106,280
		17,876,258
	FOOD - 9.9%
119,600	Conagra Brands, Inc.	3,054,584
50,717	General Mills, Inc.	3,074,464
96,183	Kraft Heinz Company (The)	2,953,780
		9,082,828

BROOKSTONE DIVIDEND STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2025

Shares		Fair Value
	COMMON STOCKS — 99.8% (Continued)
	GAS & WATER UTILITIES - 0.0%(a)
268	NiSource, Inc.	$ 10,937

	HEALTH CARE REIT - 3.3%
150,952	Healthpeak Properties, Inc.	3,088,478

	HOUSEHOLD PRODUCTS - 3.3%
21,415	Kimberly-Clark Corporation	3,041,144

	INFRASTRUCTURE REIT - 3.4%
32,945	Crown Castle International Corp.	3,100,125

	INSURANCE - 3.4%
26,845	Prudential Financial, Inc.	3,089,860

	OIL & GAS PRODUCERS - 7.7%
130,711	Kinder Morgan, Inc.	3,542,268
35,097	ONEOK, Inc.	3,523,388
		7,065,656
	RETAIL REIT - 3.3%
52,846	Realty Income Corporation	3,013,807

	SELF-STORAGE REIT - 3.2%
19,447	Extra Space Storage, Inc.	2,966,834

	TECHNOLOGY HARDWARE - 3.0%
88,935	HP, Inc.	2,745,423

	TELECOMMUNICATIONS - 6.6%
112,097	AT&T, Inc.	3,072,579
69,653	Verizon Communications, Inc.	3,002,044
		6,074,623
	TOBACCO & CANNABIS - 3.3%
54,802	Altria Group, Inc.	3,060,692

BROOKSTONE DIVIDEND STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2025

Shares		Fair Value
	COMMON STOCKS — 99.8% (Continued)
	TRANSPORTATION & LOGISTICS - 3.3%
25,684	United Parcel Service, Inc., Class B	$ 3,057,167

	TOTAL COMMON STOCKS (Cost $85,408,907)	91,751,908

	TOTAL INVESTMENTS - 99.8% (Cost $85,408,907)	$ 91,751,908
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.2%	197,612
	NET ASSETS - 100.0%	$ 91,949,520

(a)	Percentage rounds to less than 0.1%.

BROOKSTONE GROWTH STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited)
February 28, 2025

Shares		Fair Value
	COMMON STOCKS — 99.1%
	AEROSPACE & DEFENSE - 3.2%
26,163	RTX Corporation	$ 3,479,417

	AUTOMOTIVE - 3.2%
11,687	Tesla, Inc.(a)	3,424,057

	BIOTECH & PHARMA - 6.7%
11,364	Amgen, Inc.	3,500,794
3,856	Eli Lilly & Company	3,549,949
		7,050,743
	E-COMMERCE DISCRETIONARY - 3.3%
16,327	Amazon.com, Inc.(a)	3,465,896

	HOUSEHOLD PRODUCTS - 3.3%
38,246	Colgate-Palmolive Company	3,486,888

	INSTITUTIONAL FINANCIAL SERVICES - 3.4%
14,292	CME Group, Inc.	3,626,881

	INTERNET MEDIA & SERVICES - 13.2%
20,018	Alphabet, Inc., Class A	3,408,665
17,523	Expedia Group, Inc.(a)	3,468,853
5,264	Meta Platforms, Inc., Class A	3,517,405
46,452	Uber Technologies, Inc.(a)	3,530,816
		13,925,739
	LEISURE FACILITIES & SERVICES - 6.6%
77,671	Las Vegas Sands Corporation	3,472,670
11,387	McDonald's Corporation	3,510,954
		6,983,624
	MACHINERY - 3.3%
10,019	Caterpillar, Inc.	3,446,035

	SEMICONDUCTORS - 6.6%
21,823	Applied Materials, Inc.	3,449,562

BROOKSTONE GROWTH STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2025

Shares		Fair Value
	COMMON STOCKS — 99.1% (Continued)
	SEMICONDUCTORS - 6.6% (Continued)
28,487	NVIDIA Corporation	$ 3,558,596
		7,008,158
	SOFTWARE - 29.5%
12,204	Autodesk, Inc.(a)	3,346,459
32,136	Fortinet, Inc.(a)	3,471,009
5,737	Intuit, Inc.	3,521,600
8,841	Microsoft Corporation	3,509,789
21,239	Oracle Corporation	3,526,948
18,360	Palo Alto Networks, Inc.(a)	3,496,295
11,463	Salesforce, Inc.	3,414,255
3,673	ServiceNow, Inc.(a)	3,415,008
5,646	Tyler Technologies, Inc.(a)	3,435,196
		31,136,559
	SPECIALTY FINANCE - 3.3%
11,547	American Express Company	3,475,185

	TECHNOLOGY HARDWARE - 3.4%
14,635	Apple, Inc.	3,539,328

	TECHNOLOGY SERVICES - 6.8%
37,658	TransUnion	3,480,729
10,118	Visa, Inc., Class A	3,669,900
		7,150,629
	TRANSPORTATION & LOGISTICS - 3.3%
108,170	CSX Corporation	3,462,522

	TOTAL COMMON STOCKS (Cost $103,821,422)	104,661,661

	TOTAL INVESTMENTS - 99.1% (Cost $103,821,422)	$ 104,661,661
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.9%	973,639
	NET ASSETS - 100.0%	$ 105,635,300

(a)	Non-income producing security.

BROOKSTONE VALUE STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited)
February 28, 2025

Shares		Fair Value
	COMMON STOCKS — 99.4%
	AEROSPACE & DEFENSE - 10.0%
16,465	Boeing Company (The)(a)	$ 2,875,283
11,487	General Dynamics Corporation	2,901,616
6,504	Lockheed Martin Corporation	2,929,206
		8,706,105
	APPAREL & TEXTILE PRODUCTS - 3.3%
36,038	NIKE, Inc., Class B	2,862,498

	ASSET MANAGEMENT - 3.3%
36,600	Charles Schwab Corporation (The)	2,910,798

	BANKING - 0.0%(b)
40	JPMorgan Chase & Company	10,586
136	Wells Fargo & Company	10,652
		21,238
	BANKS - 0.0%(b)
237	Bank of America Corporation	10,926

	BEVERAGES - 6.7%
16,762	Constellation Brands, Inc., Class A	2,941,731
19,055	PepsiCo, Inc.	2,924,371
		5,866,102
	BIOTECH & PHARMA - 13.3%
49,659	Bristol-Myers Squibb Company	2,960,670
17,539	Johnson & Johnson	2,894,286
31,995	Merck & Company, Inc.	2,951,539
110,924	Pfizer, Inc.	2,931,721
		11,738,216
	CABLE & SATELLITE - 0.0%(b)
296	Comcast Corporation, Class A	10,620

	CHEMICALS - 0.0%(b)
135	Albemarle Corporation	10,399

BROOKSTONE VALUE STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2025

Shares		Fair Value
	COMMON STOCKS — 99.4% (Continued)
	DATA CENTER REIT - 3.2%
18,166	Digital Realty Trust, Inc.	$ 2,839,709

	DIVERSIFIED INDUSTRIALS - 0.0%(b)
49	Honeywell International, Inc.	10,432

	ELECTRICAL EQUIPMENT - 6.5%
36,017	Fortive Corporation	2,864,792
28,870	Otis Worldwide Corporation	2,880,649
		5,745,441
	ENTERTAINMENT CONTENT - 3.5%
26,548	Walt Disney Company (The)	3,021,163

	HEALTH CARE FACILITIES & SERVICES - 6.7%
44,840	CVS Health Corporation	2,946,884
7,304	Elevance Health, Inc.	2,898,812
		5,845,696
	HOUSEHOLD PRODUCTS - 3.4%
143	Estee Lauder Companies, Inc. (The), Class A	10,283
125,840	Kenvue, Inc.	2,969,824
		2,980,107
	INSTITUTIONAL FINANCIAL SERVICES - 0.0%(b)
17	Goldman Sachs Group, Inc. (The)	10,579

	INSURANCE - 3.5%
5,917	Berkshire Hathaway, Inc., Class B(a)	3,040,331

	LEISURE FACILITIES & SERVICES - 0.0%(b)
92	Starbucks Corporation	10,655

	MEDICAL EQUIPMENT & DEVICES - 3.3%
46	Becton Dickinson and Company	10,374
5,450	Thermo Fisher Scientific, Inc.	2,882,832
100	Zimmer Biomet Holdings, Inc.	10,432
		2,903,638

BROOKSTONE VALUE STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2025

Shares		Fair Value
	COMMON STOCKS — 99.4% (Continued)
	OIL & GAS PRODUCERS - 6.7%
18,648	Chevron Corporation	$ 2,957,946
26,596	Exxon Mobil Corporation	2,960,932
		5,918,878
	RETAIL - CONSUMER STAPLES - 0.0%(b)
162	Kroger Company (The)	10,501

	SEMICONDUCTORS - 9.8%
28,212	Advanced Micro Devices, Inc.(a)	2,817,250
18,174	QUALCOMM, Inc.	2,856,408
14,832	Texas Instruments, Inc.	2,906,924
		8,580,582
	SOFTWARE - 3.3%
6,546	Adobe, Inc.(a)	2,870,814
34	Salesforce, Inc.	10,127
		2,880,941
	TECHNOLOGY HARDWARE - 3.0%
163	Cisco Systems, Inc.	10,450
25,752	Dell Technologies, Inc., Class C	2,646,275
		2,656,725
	TECHNOLOGY SERVICES - 9.9%
124	Cognizant Technology Solutions Corporation, Class A	10,333
11,803	Equifax, Inc.	2,894,096
42,105	Fidelity National Information Services, Inc.	2,994,507
39,560	PayPal Holdings, Inc.(a)	2,810,738
		8,709,674

	TOTAL COMMON STOCKS (Cost $85,542,415)	87,301,954

	TOTAL INVESTMENTS - 99.4% (Cost $85,542,415)	$ 87,301,954
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.6%	564,828
	NET ASSETS - 100.0%	$ 87,866,782

(a)	Non-income producing security.
(b)	Percentage rounds to less than 0.1%.

BROOKSTONE INTERMEDIATE BOND ETF
SCHEDULE OF INVESTMENTS (Unaudited)
February 28, 2025

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 99.8%
	FIXED INCOME - 99.8%
225,151	iShares 1-5 Year Investment Grade Corporate Bond	$ 11,786,655
100,515	iShares 3-7 Year Treasury Bond ETF	11,839,662
124,653	iShares 7-10 Year Treasury Bond ETF	11,881,923
476,128	Schwab Intermediate-Term U.S. Treasury ETF	11,812,736
414,480	SPDR Portfolio Intermediate Term Treasury ETF	11,816,825
		59,137,801

	TOTAL EXCHANGE-TRADED FUNDS (Cost $57,114,215)	59,137,801

	TOTAL INVESTMENTS - 99.8% (Cost $57,114,215)	$ 59,137,801
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.2%	109,920
	NET ASSETS - 100.0%	$ 59,247,721

BROOKSTONE ULTRA-SHORT BOND ETF
SCHEDULE OF INVESTMENTS (Unaudited)
February 28, 2025

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 99.5%
	FIXED INCOME - 99.5%
130,221	Invesco Short Term Treasury ETF	$ 13,743,524
137,032	iShares 0-3 Month Treasury Bond ETF	13,792,271
592,080	iShares iBonds Dec 2025 Term Treasury ETF	13,842,831
150,361	SPDR Bloomberg 1-3 Month T-Bill ETF	13,791,111
138,652	SPDR Bloomberg 3-12 Month T-Bill ETF	13,791,714
		68,961,451

	TOTAL EXCHANGE-TRADED FUNDS (Cost $68,858,822)	68,961,451

	TOTAL INVESTMENTS - 99.5% (Cost $68,858,822)	$ 68,961,451
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.5%	366,176
	NET ASSETS - 100.0%	$ 69,327,627

BROOKSTONE ACTIVE ETF
SCHEDULE OF INVESTMENTS (Unaudited)
February 28, 2025

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 98.3%
	EQUITY - 65.5%
128,408	SPDR Portfolio S&P 500 ETF	$ 8,974,435
108,964	SPDR Portfolio S&P 500 Growth ETF	9,544,157
156,232	SPDR Portfolio S&P 500 Value ETF	8,255,299
		26,773,891
	FIXED INCOME - 32.8%
65,384	iShares 0-3 Month Treasury Bond ETF	6,580,900
267,396	SPDR Portfolio Aggregate Bond ETF	6,850,685
		13,431,585

	TOTAL EXCHANGE-TRADED FUNDS (Cost $33,718,431)	40,205,476

	TOTAL INVESTMENTS - 98.3% (Cost $33,718,431)	$ 40,205,476
	OTHER ASSETS IN EXCESS OF LIABILITIES- 1.7%	701,825
	NET ASSETS - 100.0%	$ 40,907,301

BROOKSTONE OPPORTUNITIES ETF
SCHEDULE OF INVESTMENTS (Unaudited)
February 28, 2025

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 98.2%
	EQUITY - 65.7%
42,045	Invesco Nasdaq 100 ETF	$ 8,798,337
18,255	SPDR Dow Jones Industrial Average ETF Trust	8,002,444
15,582	Vanguard S&P 500 ETF	8,512,914
		25,313,695
	FIXED INCOME - 32.5%
62,307	iShares 0-3 Month Treasury Bond ETF	6,271,200
68,376	SPDR Bloomberg 1-3 Month T-Bill ETF	6,271,446
		12,542,646

	TOTAL EXCHANGE-TRADED FUNDS (Cost $32,397,254)	37,856,341

	TOTAL INVESTMENTS - 98.2% (Cost $32,397,254)	$ 37,856,341
	OTHER ASSETS IN EXCESS OF LIABILITIES- 1.8%	678,450
	NET ASSETS - 100.0%	$ 38,534,791

BROOKSTONE YIELD ETF
SCHEDULE OF INVESTMENTS (Unaudited)
February 28, 2025

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 99.6%
	EQUITY - 20.9%
130,681	JPMorgan Equity Premium Income ETF	$ 7,763,758

	FIXED INCOME - 78.7%
271,126	Eldridge BBB-B CLO ETF	7,342,092
343,799	Invesco Senior Loan ETF	7,206,027
148,753	Janus Henderson B-BBB CLO ETF	7,342,448
175,407	SPDR Blackstone Senior Loan ETF	7,314,472
		29,205,039

	TOTAL EXCHANGE-TRADED FUNDS (Cost $36,424,880)	36,968,797

	TOTAL INVESTMENTS - 99.6% (Cost $36,424,880)	$ 36,968,797
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.4%	135,690
	NET ASSETS - 100.0%	$ 37,104,487